RETIREMENT AND DEFERRED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
RETIREMENT AND DEFERRED COMPENSATION PLANS
9.	RETIREMENT AND DEFERRED COMPENSATION PLANS

Apache Corporation provides retirement benefits to its U.S. employees through the use of multiple plans: a 401(k) savings plan, a money purchase retirement plan, a non-qualified retirement/savings plan, and a non-qualified restorative retirement savings plan. The 401(k) savings plan provides participating employees the ability to elect to contribute up to 50 percent of eligible compensation, as defined, to the plan with the Company making matching contributions up to a maximum of 8 percent of each employee’s annual eligible compensation. In addition, the Company annually contributes 6 percent of each participating employee’s annual eligible compensation to a money purchase retirement plan. The 401(k) savings plan and the money purchase retirement plan are subject to certain annually-adjusted, government-mandated restrictions that limit the amount of employee and Company contributions. For certain eligible employees, the Company also provides a non-qualified retirement/savings plan or a non-qualified restorative retirement savings plan. These plans allow the deferral of up to 50 percent of each employee’s base salary, up to 75 percent of each employee’s annual bonus (that accepts employee contributions) and the Company’s matching contributions in excess of the government mandated limitations imposed in the 401(k) savings plan and money purchase retirement plan.

Vesting in the Company’s contributions in the 401(k) savings plan, the money purchase retirement plan, the non-qualified retirement savings plan and the non-qualified restorative retirement savings plan occurs at the rate of 20 percent for every completed year of employment. Upon a change in control of ownership, immediate and full vesting occurs.

Additionally, Apache Energy Limited, Apache Canada Ltd., and Apache North Sea Limited maintain separate retirement plans, as required under the laws of Australia, Canada, and the U.K., respectively.

The aggregate annual cost to Apache of all U.S. and International savings plans, the money purchase retirement plan, non-qualified retirement/savings plan, and non-qualified restorative retirement savings plan was $123 million, $117 million, and $93 million for 2013, 2012, and 2011, respectively.

Apache also provides a funded noncontributory defined benefit pension plan (U.K. Pension Plan) covering certain employees of the Company’s North Sea operations in the U.K. The plan provides defined pension benefits based on years of service and final salary. The plan applies only to employees who were part of the BP North Sea’s pension plan as of April 2, 2003, prior to the acquisition of BP North Sea by the Company effective July 1, 2003.

Additionally, the Company offers postretirement medical benefits to U.S. employees who meet certain eligibility requirements. Eligible participants receive medical benefits up until the age of 65, provided the participant remits the required portion of the cost of coverage. The plan is contributory with participants’ contributions adjusted annually. The postretirement benefit plan does not cover benefit expenses once a covered participant becomes eligible for Medicare.

The following tables set forth the benefit obligation, fair value of plan assets and funded status as of December 31, 2013, 2012, and 2011, and the underlying weighted average actuarial assumptions used for the U.K. Pension Plan and U.S. postretirement benefit plan. Apache uses a measurement date of December 31 for its pension and postretirement benefit plans.

	2013		2012		2011
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	$177	$35	$150	$30	$136	$29
Service cost	5	4	5	4	5	3
Interest cost	7	1	7	1	7	1
Foreign currency exchange rate changes	4	—	7	—	(1)	—
Actuarial losses (gains)	—	(8)	14	1	6	(2)
Effect of curtailment and settlements	—	(3)	—	—	—	—
Benefits paid	(4)	(2)	(6)	(1)	(3)	(1)
Retiree contributions	—	1	—	—	—	—

Projected benefit obligation at end of year	189	28	177	35	150	30

Change in Plan Assets
Fair value of plan assets at beginning of year	170	—	145	—	135	—
Actual return on plan assets	15	—	14	—	4	—
Foreign currency exchange rates	4	—	6	—	(1)	—
Employer contributions	6	1	11	1	10	1
Benefits paid	(4)	(2)	(6)	(1)	(3)	(1)
Retiree contributions	—	1	—	—	—	—

Fair value of plan assets at end of year	191	—	170	—	145	—

Funded status at end of year	$2	$(28)	$(7)	$(35)	$(5)	$(30)

Amounts recognized in Consolidated Balance Sheet
Current liability	—	(1)	—	(1)	—	(1)
Non-current asset (liability)	2	(27)	(7)	(34)	(5)	(29)

	$2	$(28)	$(7)	$(35)	$(5)	$(30)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	(22)	1	(32)	(7)	(25)	(6)

	$(22)	$1	$(32)	$(7)	$(25)	$(6)

Weighted Average Assumptions used as of December 31
Discount rate	4.60%	4.33%	4.30%	3.43%	4.70%	4.04%
Salary increases	4.90%	N/A	4.60%	N/A	4.60%	N/A
Expected return on assets	5.60%	N/A	4.70%	N/A	4.85%	N/A
Healthcare cost trend
Initial	N/A	7.00%	N/A	7.25%	N/A	7.50%
Ultimate in 2022	N/A	5.00%	N/A	5.00%	N/A	5.00%

As of December 31, 2013, 2012, and 2011, the accumulated benefit obligation for the U.K. Pension Plan was $160 million, $139 million, and $119 million, respectively.

Apache’s defined benefit pension plan assets are held by a non-related trustee who has been instructed to invest the assets in an equal blend of equity securities and low-risk debt securities. The Company intends that this blend of investments will provide a reasonable rate of return such that the benefits promised to members are provided. The U.K. Pension Plan policy is to target an ongoing funding level of 100 percent through prudent investments and includes policies and strategies such as investment goals, risk management practices, and permitted and prohibited investments. A breakout of previous allocations for plan asset holdings and the target allocation for the Company’s plan assets are summarized below:

	Target Allocation	Percentage of Plan Assets at Year-End
	2013	2013	2012
Asset Category
Equity securities:
U.K. quoted equities	17%	18%	16%
Overseas quoted equities	33%	33%	33%

Total equity securities	50%	51%	49%

Debt securities:
U.K. Government bonds	30%	29%	30%
U.K. corporate bonds	20%	20%	20%

Debt securities	50%	49%	50%

Cash	0%	0%	1%

Total	100%	100%	100%

The plan’s assets do not include any direct ownership of equity or debt securities of Apache. The fair value of plan assets is based upon unadjusted quoted prices for identical instruments in active markets, which is a Level 1 fair value measurement. The following tables present the fair values of plan assets for each major asset category based on the nature and significant concentration of risks in plan assets at December 31, 2013 and December 31, 2012:

	Fair Value Measurements Using:
	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value
	(In millions)
December 31, 2013
Equity securities:
U.K. quoted equities(1)	$35	$—	$—	$35
Overseas quoted equities(2)	63	—	—	63

Total equity securities	98	—	—	98

Debt securities:
U.K. Government bonds(3)	54	—	—	54
U.K. corporate bonds(4)	38	—	—	38

Total debt securities	92	—	—	92

Cash	1	—	—	1

Fair value of plan assets	$191	$—	$—	$191

December 31, 2012
Equity securities:
U.K. quoted equities(1)	$28	$—	$—	$28
Overseas quoted equities(2)	56	—	—	56

Total equity securities	84	—	—	84

Debt securities:
U.K. Government bonds(3)	51	—	—	51
U.K. corporate bonds(4)	34	—	—	34

Total debt securities	85	—	—	85

Cash	1	—	—	1

Fair value of plan assets	$170	$—	$—	$170

(1)	This category comprises U.K. equities, which are benchmarked against the FTSE All-Share Index.
(2)	This category includes overseas equities, which comprises 85 percent global equities benchmarked against the MSCI World Index and 15 percent emerging markets benchmarked against the MSCI Emerging Markets Index, both of which have a performance target of 2 percent per annum over the benchmark over a rolling three-year period.
(3)	This category includes U.K. Government bonds: 33 percent benchmarked against iBoxx Sterling Overall Index, with a performance target of 0.75 percent per annum over the benchmark over a rolling three-year period; and 67 percent against the FTSE Actuaries Government Securities Index-Linked Over 5 Years Index.
(4)	This category comprises U.K. corporate bonds: 50 percent benchmarked against the iBoxx Sterling Overall Non Gilt index with a performance target of 0.75 percent per annum over the benchmark over a rolling three-year period; and 50 percent benchmarked against the iBoxx Sterling Overall Non Gilt Index with a performance target of 0.75 percent per annum over the benchmark over a rolling five year period.

The expected long-term rate of return on assets assumptions are derived relative to the yield on long-dated fixed-interest bonds issued by the U.K. government (gilts). For equities, outperformance relative to gilts is assumed to be 3.5 percent per year.

The following tables set forth the components of the net periodic cost and the underlying weighted average actuarial assumptions used for the pension and postretirement benefit plans as of December 31, 2013, 2012, and 2011:

	2013		2012		2011
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Component of Net Periodic Benefit Costs
Service cost	$5	$4	$5	$4	$5	$3
Interest cost	7	1	7	1	7	1
Expected return on assets	(8)	—	(7)	—	(8)	—
Amortization of actuarial (gain) loss	2	—	1	—	—	—
Curtailment (gain) loss	—	(3)	—	—	—	—

Net periodic benefit cost	$6	$2	$6	$5	$4	$4

Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	4.30%	3.43%	4.70%	4.04%	5.40%	4.93%
Salary increases	4.60%	N/A	4.60%	N/A	5.00%	N/A
Expected return on assets	4.70%	N/A	4.85%	N/A	6.25%	N/A
Healthcare cost trend
Initial	N/A	7.25%	N/A	7.50%	N/A	8.00%
Ultimate in 2022	N/A	5.00%	N/A	5.00%	N/A	5.00%

Assumed health care cost trend rates affect amounts reported for postretirement benefits. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Postretirement Benefits
	1% Increase	1% Decrease
	(In millions)
Effect on service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	6	(4)

Apache expects to contribute approximately $6 million to its pension plan and $1 million to its postretirement benefit plan in 2014. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits	Postretirement Benefits
	(In millions)
2014	$5	$1
2015	5	1
2016	5	2
2017	5	2
2018	5	2
Years 2019-2023	30	16